Document and Entity Information	Jun. 25, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 25, 2025
Entity File Number	001-36612
Entity Registrant Name	Lifeward Ltd.
Entity Central Index Key	0001607962
Entity Incorporation, State or Country Code	L3
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	200 Donald Lynch Blvd. Marlborough, MA
Entity Address, Address Line Two	Floor 6
Entity Address, City or Town	Yokneam Ilit
Entity Address, Country	IL
Entity Address, Postal Zip Code	01752
City Area Code	+508.251.1154
Local Phone Number	4.959.0123
Title of 12(b) Security	Ordinary Shares, par value NIS 0.25
Trading Symbol	LFWD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false